Description of Organization and Business Operations (Tables)	9 Months Ended
Sep. 30, 2023
Description of Organization and Business Operations [Abstract]
Schedule of Restatement Financial Statements

The following tables summarize the effect of the restatement on each financial statement line item impacted as of September 30, 2023 and December 31, 2022:

Effects of Restatement as of September 30, 2023
	Previously Reported	Adjustments	As Restated
Current assets	$28,022,595	$(27,910,976)	$111,619
Non-current assets	$—	$27,910,976	$27,910,976
Current liabilities	$4,993,616	$(2,362,500)	$2,631,116
Non-current liabilities	$—	$2,362,500	$2,362,500
Effects of Restatement as of December 31, 2022
	Previously Reported	Adjustments	As Restated
Current assets	$81,557,355	$(81,039,102)	$518,253
Non-current assets	$—	$81,039,102	$81,039,102
Current liabilities	$3,848,220	$(2,362,500)	$1,485,720
Non-current liabilities	$—	$2,362,500	$2,362,500